Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004



March 5, 2008


VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-6400)
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of The Advisors' Inner Circle Fund (the "Trust") that the forms of prospectuses and Statements of Additional Information ("SAIs") dated March 1, 2008, except for the Edgewood Growth Fund, Haverford Quality Growth Stock Fund and the A Class Shares of the WHG LargeCap Value Fund and WHG Income Opportunity Fund, that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 104, filed electronically with the SEC via EDGAR Accession No. 0001135428-08-000094 on February 28, 2008.

Please do not hesitate to contact me at 215.963.5110 or Dianne Sulzbach at
202.739.5470 should you have any questions.


Sincerely,


/s/ John M. Ford
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John M. Ford